UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2021
Date of reporting period: June 30, 2021

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

Davis FUNDS

Davis Value Portfolio

(part of Davis Variable Account Fund, Inc.)

June 30, 2021

SEMI-ANNUAL REPORT

DAVIS VALUE PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
Davis Value Portfolio outperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the six-month period ended June 30, 2021 (the “period”). The Fund delivered a total return of 22.36%, versus a 15.25% return for the S&P 500®. All sectors1 in the S&P 500® reported positive performance during the period. The sectors within the Index that reported the strongest performance were Energy (up 46%), Financials (up 24%), and Real Estate (up 23%). The sectors within the Index that reported the weakest performance were Utilities (up 2%), Consumer Staples (up 5%), and Consumer Discretionary (up 10%).

Contributors to Performance
The Fund continued to hold a large position in Financials. These holdings were the most significant contributor2 to performance on an absolute basis and relative to the Index. The Fund’s holdings outperformed those of the Index (up 31%, versus up 24%) and the Fund benefited from a significantly higher average weighting (42%, compared to 12%) in this stronger performing sector. Of the top ten contributors during the period, six were from the Financials sector. Capital One Financial3 (up 57%) was the second largest holding at the end of the period, representing 8.35% of net assets. Other contributors included Wells Fargo (up 51%), Berkshire Hathaway (up 20%), American Express (up 38%), JPMorgan Chase (up 24%), and U.S. Bancorp (up 24%).
The Fund’s holdings in the Communication Services sector was also beneficial to both absolute and relative performance. The Fund’s Communication Services holdings outperformed those of the Index (up 34%, versus up 20%). Alphabet (up 42%), the parent company of Google, was the largest holding at the end of the period, representing 8.44% of net assets. Facebook (up 27%) was also a strong performer.
Compared to the Index, the Fund’s Information Technology position was a key contributor. The Fund’s holdings outperformed those of the Index (up 39%, versus up 14%). Applied Materials, the top contributor to performance, was up 66% during the period.
The Fund held private equity shares of Didi Chuxing, an Industrials company. In June 2021, the company was renamed DiDi Global and shortly thereafter completed its initial public offering (“IPO”). As a whole, this investment increased 35% during the period and contributed positively to performance.

Detractors from Performance
The Fund’s Consumer Discretionary holdings were the most important detractor from performance on both an absolute and relative basis. The Fund’s holdings underperformed those of the S&P 500® (down 13%, versus up 10%). New Oriental Education & Technology (down 56%) was the worst performer during the period. (Furthermore, in July 2021, the Chinese government placed new regulations on this company related to after-school tutoring and private educational services, one of which is mandating that it must now be registered as a non-profit organization. This announcement triggered an additional decline to the stock price of New Oriental Education & Technology. From June 30, 2021 through the time the position was completely liquidated on July 29, 2021, the stock price declined 72%.) Alibaba (down 3%) and Prosus (down 10%) were also among the top detractors.
Compared to the Index, the Fund suffered as a result of its weaker performing Health Care holdings. The Fund’s holdings were up 2%, compared to up 12% for the Index. Viatris (down 23%) was a key detractor.
The Fund’s performance was also hindered because it had no holdings in two of the strongest sectors, Energy and Real Estate.
Two additional detractors from performance were Missfresh (down 33%) and Liberty TripAdvisor (down 6%). The Fund purchased shares of Missfresh in a June 2021 IPO.
The Fund had an average weighting of 17% of net assets in foreign securities. The Fund’s foreign holdings underperformed the U.S. holdings (down 5%, compared to up 30%).

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Value Portfolio’s principal risks are: stock market risk, common stock risk, financial services risk, foreign country risk, headline risk, large-capitalization companies risk, manager risk, depositary receipts risk, emerging market risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2021, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2021, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2011

Average Annual Total Return for periods ended June 30, 2021

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	54.77%	16.53%	12.44%	7.31%	0.64%	0.64%
Standard & Poor’s 500® Index	40.79%	17.64%	14.83%	7.32%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VALUE PORTFOLIO	Fund Overview
June 30, 2021 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/21 Net Assets)		(% of 06/30/21 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	81.56%	Diversified Financials	21.92%	5.13%
Common Stock (Foreign)	17.17%	Banks	18.78%	4.30%
Short-Term Investments	1.39%	Media & Entertainment	15.62%	9.67%
Other Assets & Liabilities	(0.12)%	Information Technology	14.43%	27.42%
	100.00%	Retailing	11.70%	7.13%
		Health Care	6.18%	12.99%
		Insurance	4.31%	1.85%
		Transportation	2.83%	1.94%
		Consumer Services	2.59%	2.02%
		Telecommunication Services	0.57%	1.48%
		Food, Beverage & Tobacco	0.54%	3.00%
		Capital Goods	0.47%	5.79%
		Food & Staples Retailing	0.06%	1.31%
		Other	–	15.97%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/21 Net Assets)

Alphabet Inc.*	Media & Entertainment	8.44%
Capital One Financial Corp.	Consumer Finance	8.35%
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	6.87%
Wells Fargo & Co.	Banks	6.79%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	5.88%
Amazon.com, Inc.	Retailing	4.82%
Facebook, Inc., Class A	Media & Entertainment	4.82%
JPMorgan Chase & Co.	Banks	4.06%
American Express Co.	Consumer Finance	3.97%
U.S. Bancorp	Banks	3.76%
*Alphabet Inc. holding includes Class A and Class C.

DAVIS VALUE PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2021. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During Period* (01/01/21-06/30/21)
Actual	$1,000.00	$1,223.56	$3.53
Hypothetical	$1,000.00	$1,021.62	$3.21

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.64%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

DAVIS VALUE PORTFOLIO	Schedule of Investments
June 30, 2021 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.73%)
COMMUNICATION SERVICES – (15.98%)
Media & Entertainment – (15.41%)
Alphabet Inc., Class A *	3,550	$8,668,355
Alphabet Inc., Class C *	4,463	11,185,706
Facebook, Inc., Class A *	32,570	11,324,915
IAC/InterActiveCorp. *	21,620	3,333,155
Liberty TripAdvisor Holdings, Inc., Series A *	6,088	24,778
Vimeo, Inc. *	35,100	1,719,900
		36,256,809
Telecommunication Services – (0.57%)
Liberty Global plc, Series C *	49,290	1,332,801
	Total Communication Services	37,589,610
CONSUMER DISCRETIONARY – (14.10%)
Consumer Services – (2.55%)
New Oriental Education & Technology Group, Inc., ADR (China)* (a)	733,470	6,007,119
Retailing – (11.55%)
Alibaba Group Holding Ltd., ADR (China)*	29,200	6,621,976
Amazon.com, Inc. *	3,296	11,338,768
Coupang, Inc., Class A (South Korea)*	56,282	2,353,713
Naspers Ltd. - N (South Africa)	13,860	2,910,008
Prosus N.V., Class N (Netherlands)	13,860	1,355,353
Vroom, Inc. *	61,670	2,581,506
		27,161,324
	Total Consumer Discretionary	33,168,443
CONSUMER STAPLES – (0.59%)
Food & Staples Retailing – (0.06%)
Missfresh Ltd., Class B, ADS (China)*	15,000	129,750
Food, Beverage & Tobacco – (0.53%)
Darling Ingredients Inc. *	18,400	1,242,000
	Total Consumer Staples	1,371,750
FINANCIALS – (44.45%)
Banks – (18.54%)
Danske Bank A/S (Denmark)	180,500	3,176,109
DBS Group Holdings Ltd. (Singapore)	273,277	6,058,145
JPMorgan Chase & Co.	61,458	9,559,177
U.S. Bancorp	155,300	8,847,441
Wells Fargo & Co.	352,524	15,965,812
		43,606,684
Diversified Financials – (21.65%)
Capital Markets – (3.45%)
Bank of New York Mellon Corp.	158,310	8,110,221
Consumer Finance – (12.32%)
American Express Co.	56,549	9,343,591
Capital One Financial Corp.	126,930	19,634,802
		28,978,393
Diversified Financial Services – (5.88%)
Berkshire Hathaway Inc., Class A *	33	13,813,833
		50,902,447

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2021 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (4.26%)
Life & Health Insurance – (2.19%)
AIA Group Ltd. (Hong Kong)	414,800	$5,155,417
Property & Casualty Insurance – (2.07%)
Chubb Ltd.	17,150	2,725,821
Loews Corp.	23,460	1,282,089
Markel Corp. *	720	854,431
		4,862,341
		10,017,758
	Total Financials	104,526,889
HEALTH CARE – (6.10%)
Health Care Equipment & Services – (3.60%)
Cigna Corp.	8,447	2,002,531
CVS Health Corp.	32,232	2,689,438
Quest Diagnostics Inc.	28,530	3,765,104
		8,457,073
Pharmaceuticals, Biotechnology & Life Sciences – (2.50%)
Viatris Inc.	412,290	5,891,624
	Total Health Care	14,348,697
INDUSTRIALS – (3.26%)
Capital Goods – (0.47%)
Orascom Construction PLC (United Arab Emirates)	13,155	60,513
Raytheon Technologies Corp.	12,175	1,038,649
		1,099,162
Transportation – (2.79%)
DiDi Global Inc., Class A, ADS (China)* (b)	515,776	6,563,766
	Total Industrials	7,662,928
INFORMATION TECHNOLOGY – (14.25%)
Semiconductors & Semiconductor Equipment – (13.13%)
Applied Materials, Inc.	113,420	16,151,008
Intel Corp.	120,390	6,758,695
Texas Instruments Inc.	41,440	7,968,912
		30,878,615
Software & Services – (1.12%)
Microsoft Corp.	9,730	2,635,857
	Total Information Technology	33,514,472
TOTAL COMMON STOCK – (Identified cost $107,777,995)		232,182,789
SHORT-TERM INVESTMENTS – (1.39%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $686,001 (collateralized by: U.S. Government agency obligation in a pooled cash account, 3.625%, 04/15/28, total market value $699,720)	$686,000	686,000

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2021 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $1,903,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.50%, 08/01/21-05/20/71, total market value $1,941,060)	$1,903,000	$1,903,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $686,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-2.50%, 06/01/31-07/01/51, total market value $699,720)	686,000	686,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,275,000)		3,275,000
	Total Investments – (100.12%) – (Identified cost $111,052,995)		235,457,789
	Liabilities Less Other Assets – (0.12%)		(273,563)
		Net Assets – (100.00%)	$235,184,226

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)	Subsequent Event – See Note 7 of the Notes to Financial Statements.

(b)	Restricted Security – See Note 6 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2021 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$235,457,789
Cash	136
Receivables:
Capital stock sold	2,005
Dividends and interest	105,736
Investment securities sold	314,299
Prepaid expenses	2,497
Total assets	235,882,462
LIABILITIES:
Payables:
Capital stock redeemed	146,866
Investment securities purchased	376,280
Accrued investment advisory fees	121,726
Other accrued expenses	53,364
Total liabilities	698,236
NET ASSETS	$235,184,226
SHARES OUTSTANDING	20,961,380
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$11.22
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$20,961
Additional paid-in capital	79,630,843
Distributable earnings	155,532,422
Net Assets	$235,184,226
*Including:
Cost of investments	$111,052,995

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2021 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$1,219,241
Interest		2,044
Total income		1,221,285
Expenses:
Investment advisory fees (Note 3)	$634,807
Custodian fees	30,330
Transfer agent fees	7,585
Audit fees	11,155
Legal fees	2,528
Accounting fees (Note 3)	4,500
Reports to shareholders	150
Directors’ fees and expenses	34,712
Registration and filing fees	28
Miscellaneous	12,122
Total expenses		737,917
Net investment income		483,368
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		26,479,204
Foreign currency transactions		(1,022)
Net realized gain		26,478,182
Net increase in unrealized appreciation		19,219,477
Net realized and unrealized gain on investments and foreign currency transactions		45,697,659
Net increase in net assets resulting from operations		$46,181,027

*Net of foreign taxes withheld of		$8,669

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
OPERATIONS:
Net investment income	$483,368	$1,359,745
Net realized gain from investments and foreign currency transactions	26,478,182	9,626,503
Net increase in unrealized appreciation on investments and foreign currency transactions	19,219,477	10,719,257
Net increase in net assets resulting from operations	46,181,027	21,705,505
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	–	(6,741,432)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(23,363,160)	(19,665,840)
Total increase (decrease) in net assets	22,817,867	(4,701,767)
NET ASSETS:
Beginning of period	212,366,359	217,068,126
End of period	$235,184,226	$212,366,359

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
June 30, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation) and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The COVID-19 pandemic has caused market disruptions on a global scale and the long-term impact is uncertain. The aforementioned disruptions may adversely affect the value and liquidity of the Fund’s investments and thus Fund performance. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$37,589,610	$–	$–	$37,589,610
Consumer Discretionary	33,168,443	–	–	33,168,443
Consumer Staples	1,371,750	–	–	1,371,750
Financials	104,526,889	–	–	104,526,889
Health Care	14,348,697	–	–	14,348,697
Industrials	1,099,162	6,563,766	–	7,662,928
Information Technology	33,514,472	–	–	33,514,472
Short-Term Investments	–	3,275,000	–	3,275,000
Total Investments	$225,619,023	$9,838,766	$–	$235,457,789

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2021. The net increase in unrealized appreciation during the period on Level 3 securities was $1,827,136. A Level 3 private security completed its initial public offering (“IPO”) during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions, exchanges, or IPOs. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

	Beginning Balance January 1, 2021	Cost of Purchases	Net Increase in Unrealized Appreciation	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance June 30, 2021
Investments in Securities:
Preferred Stock	$4,857,320	$–	$1,827,136	$–	$(6,684,456)	$–
Total Level 3	$4,857,320	$–	$1,827,136	$–	$(6,684,456)	$–

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2021, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2017.

At June 30, 2021, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$125,790,248
Unrealized depreciation	(3,462,405)
Net unrealized appreciation	$122,327,843
Aggregate cost	$113,129,946

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, corporate actions, Directors’ deferred compensation payments, passive foreign investment company shares, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended June 30, 2021 were $20,555,408 and $44,338,868, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2022; after that date, there is no assurance that expenses will be capped. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2021 amounted to $4,500.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2021 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2021, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2021 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	318,992	–	(2,523,154)	(2,204,162)
Value:	$3,296,634	$–	$(26,659,794)	$(23,363,160)

	Year ended December 31, 2020
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	1,292,442	744,910	(4,474,453)	(2,437,101)
Value:	$9,685,625	$6,741,432	$(36,092,897)	$(19,665,840)

NOTE 5 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2021, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 6 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $6,563,766 or 2.79% of the Fund’s net assets as of June 30, 2021. Information regarding restricted securities is as follows:

Security	Initial Acquisition Date	Shares	Cost per Share	Valuation per Share as of June 30, 2021
DiDi Global Inc., Class A, ADS	06/30/21	515,776	$7.6769	$12.726

NOTE 7 - SUBSEQUENT EVENT

On July 24, 2021, the Chinese government placed new regulations on companies providing after-school tutoring and private educational services, including Fund holding New Oriental Education & Technology Group, Inc., ADR. The General Office of the Communist Party of China Central Committee, along with the General Office of the State Council, has mandated that institutions offering tuition covering school curriculum must now be registered as non-profit organizations. Furthermore, registered Academic AST (After-school Tutoring) Institutions will have to adhere to government approval-based curriculum regimes, refrain from using foreign capital investments, and ban foreign ownership. The announcement of these new regulations triggered a decline to the stock price of New Oriental Education & Technology Group, Inc., ADR. From June 30, 2021 through the time the position was completely liquidated on July 29, 2021, the stock price declined 72%.

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2021	Year ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.17	$8.48	$6.89	$10.19	$9.10	$9.62
Income (Loss) from Investment Operations:
Net Investment Income[a]	0.02	0.06	0.07	0.09	0.07	0.07
Net Realized and Unrealized Gains (Losses)	2.03	0.93	2.09	(1.49)	1.99	1.09
Total from Investment Operations	2.05	0.99	2.16	(1.40)	2.06	1.16
Dividends and Distributions:
Dividends from Net Investment Income	–	(0.06)	(0.14)	(0.09)	(0.08)	(0.13)
Distributions from Realized Gains	–	(0.24)	(0.43)	(1.81)	(0.89)	(1.55)
Total Dividends and Distributions	–	(0.30)	(0.57)	(1.90)	(0.97)	(1.68)
Net Asset Value, End of Period	$11.22	$9.17	$8.48	$6.89	$10.19	$9.10
Total Return[b]	22.36%	11.72%	31.17%	(13.60)%	22.63%	11.88%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$235,184	$212,366	$217,068	$194,007	$254,032	$249,343
Ratio of Expenses to Average Net Assets:
Gross	0.64%[c]	0.65%	0.64%	0.64%	0.64%	0.62%
Net[d]	0.64%[c]	0.65%	0.64%	0.64%	0.64%	0.62%
Ratio of Net Investment Income to Average Net Assets	0.42%[c]	0.71%	0.90%	0.86%	0.72%	0.78%
Portfolio Turnover Rate[e]	9%	13%	8%	23%	12%	18%

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

[c]	Annualized.

[d]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[e]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2021. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Value Portfolio (the “Fund”) and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of the Fund on an absolute basis, as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether the Fund:
1.	Achieves satisfactory investment results over the long-term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
In aggregate, Davis Advisors, employees of Davis Advisors, and the Davis family have made significant investments in the Davis Funds. The Independent Directors considered that these investments tend to align Davis Advisors’, Davis Advisors’ employees’, and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.
The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability and integrity of its senior management and other personnel.

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.
The Independent Directors reviewed the management fee schedule for the Fund, the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fee schedule should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Fund.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Davis Funds, the Independent Directors noted that the range of services provided to the Davis Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Davis Funds and Davis Advisors’ other lines of business.
The Independent Directors noted that Davis Value Portfolio underperformed its benchmark, the Standard & Poor’s 500® Index (the “S&P 500®”), over the three-, five-, and ten-year time periods, but outperformed the S&P 500® over the one-year and since inception time periods, all periods ended February 28, 2021.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper large-cap core funds underlying variable insurance products (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed both the Performance Universe Average and the relevant Lipper Index over the one-, three-, four-, five-, and ten-year time periods, underperformed the Performance Universe Average over the two-year time period, and performed in line with the relevant Lipper Index over the two-year time period, all periods ended December 31, 2020.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 500® and the Morningstar U.S. Insurance Large Blend category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 6 out of 18 rolling five-year time periods and outperformed the Morningstar U.S. Insurance Large Blend category in 8 out of 18 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2020. The Fund outperformed the S&P 500® in 3 out of 13 rolling ten-year time periods and outperformed the Morningstar U.S. Insurance Large Blend category in 4 out of 13 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2020.
The Independent Directors considered Davis Value Portfolio’s management fee and total expense ratio. They observed that both were reasonable and below the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has agreed to cap expenses through May 1, 2022.

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fee for Davis Value Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS VALUE PORTFOLIO	Liquidity Risk Management Program

Following is a description of the operation and effectiveness of the Liquidity Risk Management Program (“LRMP”) that was adopted by the Board of Directors (the “Board”) in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Liquidity Rule is meant to promote effective liquidity risk management practices in order to reduce the likelihood that a fund would be unable to meet its redemption obligations.

The Board has appointed Davis Selected Advisers, L.P. (the “Adviser”) to serve as the Administrator of the LRMP, subject to the supervision of the Board. The Adviser has engaged a third party to perform certain functions, including the production of liquidity classification model information.

The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis. This monitoring includes a review of the Fund’s liquidity risk based on a variety of factors including the Fund’s (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Fund is currently classified as a Fund that primarily holds highly liquid investments. The LRMP includes the classification, no less than monthly, of the Fund’s investments into one of four liquidity classifications as provided for in the Liquidity Rule.

At a recent meeting of the Fund’s Board of Directors, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from April 1, 2020 through March 31, 2021. The report concluded that the LRMP is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational and
media company); Director, Colfax Corp. (engineering
and manufacturer of pumps and fluid handling
equipment); Director, Cable ONE Inc. (cable service
provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Lead Independent Director, Fifth Third Bancorp (diversified financial services).
Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Senior Attorney, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

Davis Financial Portfolio

(part of Davis Variable Account Fund, Inc.)

June 30, 2021

SEMI-ANNUAL REPORT

DAVIS FINANCIAL PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Financial Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
Davis Financial Portfolio outperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the six-month period ended June 30, 2021 (the “period”). The Fund delivered a total return of 25.04%, versus a 15.25% return for the S&P 500®. All sectors1 in the S&P 500® reported positive performance during the period. The sectors within the Index that reported the strongest performance were Energy (up 46%), Financials (up 24%), and Real Estate (up 23%). Each of the five industries within Financials saw positive performance (Banks, Capital Markets, Consumer Finance, Diversified Financial Services, and Insurance). The sectors within the Index that reported the weakest performance were Utilities (up 2%), Consumer Staples (up 5%), and Consumer Discretionary (up 10%).

Contributors to Performance
The Fund’s largest industry weighting during the period was in Banks, which was the top contributor2 to absolute performance. The Fund ended the period with 46% of net assets in this industry. Five of the top ten holdings during the period came from the Bank industry. Wells Fargo3 (up 51%), U.S. Bancorp (up 24%), PNC Financial (up 30%), Bank of America (up 37%), and JPMorgan Chase (up 24%) were all among the top contributors.
The Fund’s Consumer Finance position was also a strong contributor to performance. The Fund benefited from its higher weighting (15% average weight) and its stronger stock selection (up 50%, compared to up 42%). The biggest single contributor to performance was also the largest holding at the end of the period, Capital One Financial. Capital One Financial was up 57% and represented 10.32% of net assets at the end of the period. Another top contributor from this industry was American Express, which was up 38%.
Other top performers during the period were Berkshire Hathaway (up 20%), Charles Schwab (up 38%), and Bank of New York Mellon (up 22%).
Detractors from Performance
There were a number of Bank holdings that hindered Fund performance. M&T Bank (down 6%), Metro Bank (down 28%), and Truist Financial (down 6%) were the top three detractors from performance, respectively. Danske Bank (up 8%) was also a weaker performer.  M&T Bank and Truist Financial were new positions initiated during the period.
Four of the lowest contributors during the period came from the Insurance industry. The Fund’s holdings underperformed those of the Index (up 13%, compared to up 17%). Greenlight Capital (up 25%), Everest (up 9%), Alleghany (up 10%), and Chubb (up 4%) were among the weaker performing holdings.
Alphabet and State Street (both down 2%) were other top detractors. The Fund liquidated its position in Alphabet, the only non-financial holding, during the period.
The Fund had an average weighting of 17% of net assets in foreign securities. The Fund’s foreign holdings underperformed the U.S. holdings (up 14%, compared to up 29%).

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Portfolio’s principal risks are: stock market risk, common stock risk, financial services risk, credit risk, interest rate sensitivity risk, focused portfolio risk, headline risk, foreign country risk, large-capitalization companies risk, manager risk, depositary receipts risk, fees and expenses risk, foreign currency risk, emerging market risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Financial Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2021, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2021, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

2

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2011

Average Annual Total Return for periods ended June 30, 2021

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	62.24%	13.77%	11.55%	6.58%	0.69%	0.69%
Standard & Poor’s 500® Index	40.79%	17.64%	14.83%	7.32%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
June 30, 2021 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/21 Net Assets)		(% of 06/30/21 Stock Holdings)
			Fund	S&P 500®
Common Stock (U.S.)	82.74%	Banks	48.16%	4.30%
Common Stock (Foreign)	17.00%	Diversified Financials	33.74%	5.13%
Other Assets & Liabilities	0.26%	Insurance	18.10%	1.85%
	100.00%	Information Technology	–	27.42%
		Health Care	–	12.99%
		Media & Entertainment	–	9.67%
		Retailing	–	7.13%
		Capital Goods	–	5.79%
		Food, Beverage & Tobacco	–	3.00%
		Energy	–	2.85%
		Other	–	19.87%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/21 Net Assets)

Capital One Financial Corp.	Consumer Finance	10.32%
JPMorgan Chase & Co.	Banks	6.64%
Wells Fargo & Co.	Banks	6.06%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	5.94%
U.S. Bancorp	Banks	5.87%
Bank of America Corp.	Banks	5.42%
American Express Co.	Consumer Finance	5.17%
PNC Financial Services Group, Inc.	Banks	5.01%
Bank of New York Mellon Corp.	Capital Markets	4.96%
Markel Corp.	Property & Casualty Insurance	4.87%

4

DAVIS FINANCIAL PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2021. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During Period* (01/01/21-06/30/21)
Actual	$1,000.00	$1,250.43	$3.85
Hypothetical	$1,000.00	$1,021.37	$3.46

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.69%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
June 30, 2021 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (99.74%)
FINANCIALS – (99.74%)
Banks – (48.04%)
Banks – (45.58%)
Bank of America Corp.	92,640	$3,819,547
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	52,620	1,865,379
Danske Bank A/S (Denmark)	113,260	1,992,943
DBS Group Holdings Ltd. (Singapore)	122,737	2,720,897
DNB Bank ASA (Norway)	118,830	2,589,096
JPMorgan Chase & Co.	30,100	4,681,754
M&T Bank Corp.	8,400	1,220,604
Metro Bank PLC (United Kingdom)*	139,120	192,830
PNC Financial Services Group, Inc.	18,530	3,534,783
Truist Financial Corp.	19,750	1,096,125
U.S. Bancorp	72,670	4,140,010
Wells Fargo & Co.	94,370	4,274,017
		32,127,985
Thrifts & Mortgage Finance – (2.46%)
Rocket Companies, Inc., Class A	89,760	1,736,856
		33,864,841
Diversified Financials – (33.65%)
Capital Markets – (12.22%)
Bank of New York Mellon Corp.	68,310	3,499,521
Charles Schwab Corp.	30,650	2,231,627
Julius Baer Group Ltd. (Switzerland)	40,134	2,619,066
State Street Corp.	3,240	266,587
		8,616,801
Consumer Finance – (15.49%)
American Express Co.	22,050	3,643,321
Capital One Financial Corp.	47,040	7,276,618
		10,919,939
Diversified Financial Services – (5.94%)
Berkshire Hathaway Inc., Class A *	10	4,186,010
		23,722,750
Insurance – (18.05%)
Property & Casualty Insurance – (13.66%)
Chubb Ltd.	20,716	3,292,601
Loews Corp.	53,080	2,900,822
Markel Corp. *	2,895	3,435,525
		9,628,948
Reinsurance – (4.39%)
Alleghany Corp. *	3,180	2,121,283
Everest Re Group, Ltd.	2,230	561,982
Greenlight Capital Re, Ltd., Class A *	45,000	410,850
		3,094,115
		12,723,063
	Total Financials	70,310,654
TOTAL COMMON STOCK – (Identified cost $41,321,150)		70,310,654

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2021 (Unaudited)

	Total Investments – (99.74%) – (Identified cost $41,321,150)	$70,310,654
	Other Assets Less Liabilities – (0.26%)	179,910
	Net Assets – (100.00%)	$70,490,564
*	Non-income producing security.

See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2021 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$70,310,654
Receivables:
Capital stock sold	80,932
Dividends and interest	114,723
Investment securities sold	749,704
Prepaid expenses	713
Total assets	71,256,726
LIABILITIES:
Cash overdraft	519,604
Payables:
Capital stock redeemed	182,646
Accrued investment advisory fees	37,315
Other accrued expenses	26,597
Total liabilities	766,162
NET ASSETS	$70,490,564
SHARES OUTSTANDING	4,802,708
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$14.68
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$4,803
Additional paid-in capital	37,662,920
Distributable earnings	32,822,841
Net Assets	$70,490,564
*Including:
Cost of investments	$41,321,150

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the six months ended June 30, 2021 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$670,336
Interest		622
Total income		670,958
Expenses:
Investment advisory fees (Note 3)	$183,509
Custodian fees	10,290
Transfer agent fees	5,854
Audit fees	9,948
Legal fees	728
Accounting fees (Note 3)	1,002
Reports to shareholders	1,172
Directors’ fees and expenses	11,120
Registration and filing fees	7
Miscellaneous	8,027
Total expenses		231,657
Net investment income		439,301
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		3,135,287
Foreign currency transactions		(183)
Net realized gain		3,135,104
Net increase in unrealized appreciation		10,590,364
Net realized and unrealized gain on investments and foreign currency transactions		13,725,468
Net increase in net assets resulting from operations		$14,164,769

*Net of foreign taxes withheld of		$38,000

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
OPERATIONS:
Net investment income	$439,301	$753,152
Net realized gain from investments and foreign currency transactions	3,135,104	2,997,345
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	10,590,364	(8,550,729)
Net increase (decrease) in net assets resulting from operations	14,164,769	(4,800,232)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	–	(4,015,372)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	450,285	(3,299,831)
Total increase (decrease) in net assets	14,615,054	(12,115,435)
NET ASSETS:
Beginning of period	55,875,510	67,990,945
End of period	$70,490,564	$55,875,510

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
June 30, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation) and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The COVID-19 pandemic has caused market disruptions on a global scale and the long-term impact is uncertain. The aforementioned disruptions may adversely affect the value and liquidity of the Fund’s investments and thus Fund performance. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Financials	$70,310,654	$–	$–	$70,310,654
Total Investments	$70,310,654	$–	$–	$70,310,654

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2021, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2017.

At June 30, 2021, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$30,518,837
Unrealized depreciation	(1,561,610)
Net unrealized appreciation	$28,957,227
Aggregate cost	$41,353,427

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, and Directors’ deferred compensation payments. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2021 (Unaudited)

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended June 30, 2021 were $7,838,516 and $6,418,940, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2022; after that date, there is no assurance that expenses will be capped. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2021 amounted to $1,002.

NOTE 4 - CAPITAL STOCK

At June 30, 2021, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2021 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	927,009	–	(881,694)	45,315
Value:	$12,733,348	$–	$(12,283,063)	$450,285

	Year ended December 31, 2020
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	801,010	347,050	(1,437,469)	(289,409)
Value:	$7,989,569	$4,015,372	$(15,304,772)	$(3,299,831)

14

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2021	Year ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.74	$13.47	$11.55	$15.50	$14.03	$13.31
Income (Loss) from Investment Operations:
Net Investment Income	0.09	0.17	0.22	0.21	0.12	0.14
Net Realized and Unrealized Gains (Losses)	2.85	(0.99)	2.77	(1.89)	2.89	1.76
Total from Investment Operations	2.94	(0.82)	2.99	(1.68)	3.01	1.90
Dividends and Distributions:
Dividends from Net Investment Income	–	(0.17)	(0.21)	(0.20)	(0.12)	(0.14)
Distributions from Realized Gains	–	(0.74)	(0.86)	(2.07)	(1.42)	(1.04)
Total Dividends and Distributions	–	(0.91)	(1.07)	(2.27)	(1.54)	(1.18)
Net Asset Value, End of Period	$14.68	$11.74	$13.47	$11.55	$15.50	$14.03
Total Return[a]	25.04%	(5.99)%	25.86%	(10.67)%	21.42%	14.25%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$70,491	$55,876	$67,991	$61,692	$75,378	$69,765
Ratio of Expenses to Average Net Assets:
Gross	0.69%[b]	0.73%	0.70%	0.69%	0.72%	0.70%
Net[c]	0.69%[b]	0.73%	0.70%	0.69%	0.72%	0.65%
Ratio of Net Investment Income to Average Net Assets	1.32%[b]	1.49%	1.58%	1.31%	0.75%	1.04%
Portfolio Turnover Rate[d]	10%	12%	6%	23%	14%	12%

[a]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

[b]	Annualized.

[c]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

15

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2021. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Financial Portfolio (the “Fund”) and its shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of the Fund on an absolute basis, as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether the Fund:
1.	Achieves satisfactory investment results over the long-term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
In aggregate, Davis Advisors, employees of Davis Advisors, and the Davis family have made significant investments in the Davis Funds. The Independent Directors considered that these investments tend to align Davis Advisors’, Davis Advisors’ employees’, and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.
The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability and integrity of its senior management and other personnel.

16

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.
The Independent Directors reviewed the management fee schedule for the Fund, the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fee schedule should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Fund.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Davis Funds, the Independent Directors noted that the range of services provided to the Davis Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Davis Funds and Davis Advisors’ other lines of business.
The Independent Directors noted that Davis Financial Portfolio underperformed its benchmark, the Standard & Poor’s 500® Index (the “S&P 500®”), over the one-, three-, five-, ten-year, and since inception time periods, all periods ended February 28, 2021.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper financial services funds underlying variable insurance products (the “Performance Universe Average”). The report indicated that the Fund outperformed the Performance Universe Average over the ten-year time period, underperformed the Performance Universe Average over the one-, two-, three-, and five-year time periods, and performed in line with the Performance Universe Average over the four-year time period, all periods ended December 31, 2020.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 500® and the Morningstar U.S. Insurance Financial category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 6 out of 18 rolling five-year time periods and outperformed the Morningstar U.S. Insurance Financial category in 12 out of 18 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2020. The Fund outperformed the S&P 500® in 1 out of 13 rolling ten-year time periods and outperformed the Morningstar U.S. Insurance Financial category in 13 out of 13 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2020.
The Independent Directors considered Davis Financial Portfolio’s management fee and total expense ratio. They observed that both were reasonable and below the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has agreed to cap expenses through May 1, 2022.

17

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Financial Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fee for Davis Financial Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

18

DAVIS FINANCIAL PORTFOLIO	Liquidity Risk Management Program

Following is a description of the operation and effectiveness of the Liquidity Risk Management Program (“LRMP”) that was adopted by the Board of Directors (the “Board”) in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Liquidity Rule is meant to promote effective liquidity risk management practices in order to reduce the likelihood that a fund would be unable to meet its redemption obligations.

The Board has appointed Davis Selected Advisers, L.P. (the “Adviser”) to serve as the Administrator of the LRMP, subject to the supervision of the Board. The Adviser has engaged a third party to perform certain functions, including the production of liquidity classification model information.

The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis. This monitoring includes a review of the Fund’s liquidity risk based on a variety of factors including the Fund’s (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Fund is currently classified as a Fund that primarily holds highly liquid investments. The LRMP includes the classification, no less than monthly, of the Fund’s investments into one of four liquidity classifications as provided for in the Liquidity Rule.

At a recent meeting of the Fund’s Board of Directors, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from April 1, 2020 through March 31, 2021. The report concluded that the LRMP is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

19

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational and
media company); Director, Colfax Corp. (engineering
and manufacturer of pumps and fluid handling
equipment); Director, Cable ONE Inc. (cable service
provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Lead Independent Director, Fifth Third Bancorp (diversified financial services).
Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Senior Attorney, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

20

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

Davis Real Estate Portfolio

(part of Davis Variable Account Fund, Inc.)

June 30, 2021

SEMI-ANNUAL REPORT

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Real Estate Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
Davis Real Estate Portfolio underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index”) for the six-month period ended June 30, 2021 (the “period”). The Fund delivered a total return of 21.74%, versus a 22.70% return for the Wilshire Index. All sub-industries1 in the Wilshire Index reported positive performance during the period. The sub-industries within the Wilshire Index that reported the strongest performance were Retail REITs (up 49%), Residential REITs (up 27%), and Industrial REITs (up 20%). The sub-industries that reported the weakest performance were Hotels, Resorts & Cruise Lines (up 5%), Diversified REITs (up 12%), and Real Estate Operating Companies (up 14%).

Detractors from Performance
Only two of the Fund’s holdings experienced a negative return for the period; Healthcare Trust of America2 (down 7%), a Health Care REIT purchased during the period, and CyrusOne (down 1%), a Specialized REIT. American Tower (up 2%), purchased at the end of the period, and CoreSite Realty (up 10%) were two other small contributors3 from the Specialized REITs sub-industry.
When compared to the Wilshire Index, the Fund’s holdings in Industrial REITs hindered performance. The Fund was slightly underweight in this sub-industry (14% average weighting, versus 15% for the Wilshire Index) and its holdings underperformed (up 18%, versus up 20%). EastGroup Properties (up 5%) was among the weaker performers and is no longer held in the Fund.

Residential REITs were also an important detractor from relative performance. The Fund was underweight in this strong-performing sub-industry (19% average weighting, versus 21% for the Wilshire Index). Sun Communities (up 5%), a new acquisition during the period, was another weak performer.

The only other sub-industry that detracted relative to the Wilshire Index was Hotel & Resort REITs. The Fund had a higher average weighting than the Wilshire Index (6%, compared to 4%) and the holdings slightly underperformed (up 14%, compared to up 16%). Ryman Hospitality Properties (up 23%) and Sunstone Hotel Investors (up 10%) were among the smallest contributors.

The Fund ended the period with 4.83% of net assets invested in repurchase agreements. The Fund’s 4% average repurchase agreement position during the period hindered relative performance in this strong market environment.

Contributors to Performance
The biggest contribution to performance on an absolute basis during the period came from the Fund’s Retail REITs position. The Fund was overweight in the strongest performing sub-industry (12% average weighting, versus 10% for the Wilshire Index). Simon Property Group (up 55%) and Brixmor Property Group (up 42%) were the two largest contributors, respectively.

When compared to the Wilshire Index, the Fund benefited from its holding in Health Care REITs. The Fund had a lower average weighting than the Wilshire Index (8%, compared to 11%) and the holdings outperformed (up 21%, compared to up 16%). An individual contributor was Welltower (up 31%).

As discussed above, the Residential REITs position in the Fund was a detractor on a relative basis. However, Residential REITs made a significant contribution to absolute performance. AvalonBay Communities (up 32%), Essex Property Trust (up 28%), and Equity Residential (up 32%) were all among the top contributors.

The Fund’s Specialized REITs position was the Fund’s largest sub-industry position with an average weighting of 21%. Public Storage (up 32%) and Equinix (up 13%) were the second- and third-largest holdings at the end of the period, respectively, (4.69% and 4.09% of net assets, respectively) and among the top contributors to performance.

Prologis (up 21%), an Industrial REIT, and Boston Properties (up 23%), an Office REIT, were both significant performers during the period. Prologis was the largest holding at the end of the period, representing 6.44% of net assets.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Portfolio’s principal risks are: stock market risk, common stock risk, real estate risk, headline risk, large-capitalization companies risk, manager risk, fees and expenses risk, mid- and small-capitalization companies risk, and variable current income risk. See the prospectus for a full description of each risk.
Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the real estate sector more than a fund that does not concentrate its portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2021, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2021, unless otherwise noted.
[1]	The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.
[2]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

[3]
A company’s or sub-industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

2

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on June 30, 2011

Average Annual Total Return for periods ended June 30, 2021

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	36.93%	6.91%	8.95%	8.69%	1.00%	1.00%
Standard & Poor’s 500® Index	40.79%	17.64%	14.83%	7.32%
Wilshire U.S. Real Estate Securities Index	37.55%	6.46%	9.49%	10.32%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
June 30, 2021 (Unaudited)

Portfolio Composition		Sub-Industry Weightings
(% of Fund’s 06/30/21 Net Assets)		(% of 06/30/21 Stock Holdings)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock	93.55%	Specialized REITs	21.82%	23.79%
Short-Term Investments	4.83%	Residential REITs	20.43%	21.79%
Other Assets & Liabilities	1.62%	Office REITs	15.31%	11.26%
	100.00%	Industrial REITs	14.18%	15.08%
		Retail REITs	12.61%	10.74%
		Health Care REITs	9.01%	10.78%
		Hotel & Resort REITs	6.02%	3.71%
		Leisure Facilities	0.62%	–
		Diversified REITs	–	2.37%
		Real Estate Operating Companies	–	0.25%
		Hotels, Resorts & Cruise Lines	–	0.23%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/21 Net Assets)

Prologis, Inc.	Industrial REITs	6.44%
Public Storage	Specialized REITs	4.69%
Equinix, Inc.	Specialized REITs	4.09%
Welltower Inc.	Health Care REITs	3.86%
Essex Property Trust, Inc.	Residential REITs	3.84%
AvalonBay Communities, Inc.	Residential REITs	3.84%
Simon Property Group, Inc.	Retail REITs	3.65%
Rexford Industrial Realty, Inc.	Industrial REITs	3.57%
Brixmor Property Group, Inc.	Retail REITs	3.39%
Terreno Realty Corp.	Industrial REITs	3.26%

4

DAVIS REAL ESTATE PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2021. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During Period* (01/01/21-06/30/21)
Actual	$1,000.00	$1,217.37	$5.50
Hypothetical	$1,000.00	$1,019.84	$5.01

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (1.00%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
June 30, 2021 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (93.55%)
CONSUMER DISCRETIONARY – (0.57%)
Consumer Services – (0.57%)
Leisure Facilities – (0.57%)
Six Flags Entertainment Corp. *	1,950	$84,396
Total Consumer Discretionary		84,396
REAL ESTATE – (92.98%)
Equity Real Estate Investment Trusts (REITs) – (92.98%)
Health Care REITs – (8.43%)
Healthcare Trust of America, Inc.	4,710	125,757
Healthpeak Properties, Inc.	8,500	282,965
Ventas, Inc.	4,580	261,518
Welltower Inc.	6,820	566,742
		1,236,982
Hotel & Resort REITs – (5.63%)
Host Hotels & Resorts Inc. *	27,630	472,197
Ryman Hospitality Properties, Inc. *	890	70,274
Sunstone Hotel Investors, Inc. *	22,820	283,425
		825,896
Industrial REITs – (13.27%)
Prologis, Inc.	7,903	944,646
Rexford Industrial Realty, Inc.	9,200	523,940
Terreno Realty Corp.	7,420	478,738
		1,947,324
Office REITs – (14.33%)
Alexandria Real Estate Equities, Inc.	1,970	358,422
Boston Properties, Inc.	2,720	311,685
Cousins Properties, Inc.	9,115	335,250
Douglas Emmett, Inc.	7,260	244,081
Highwoods Properties, Inc.	4,430	200,103
Hudson Pacific Properties, Inc.	14,320	398,382
SL Green Realty Corp.	1,617	129,360
Vornado Realty Trust	2,690	125,542
		2,102,825
Residential REITs – (19.11%)
American Campus Communities, Inc.	9,000	420,480
American Homes 4 Rent, Class A	7,070	274,669
AvalonBay Communities, Inc.	2,700	563,463
Camden Property Trust	1,880	249,420
Equity Residential	5,720	440,440
Essex Property Trust, Inc.	1,880	564,019
Sun Communities, Inc.	850	145,690
UDR, Inc.	3,010	147,430
		2,805,611
Retail REITs – (11.80%)
Acadia Realty Trust	9,147	200,868
Brixmor Property Group, Inc.	21,740	497,629
Federal Realty Investment Trust	2,570	301,127
Retail Opportunity Investments Corp.	11,075	195,584

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2021 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
	Equity Real Estate Investment Trusts (REITs) – (Continued)
	Retail REITs – (Continued)
	Simon Property Group, Inc.	4,110	$536,273
			1,731,481
	Specialized REITs – (20.41%)
	American Tower Corp.	550	148,577
	CoreSite Realty Corp.	1,160	156,136
	CyrusOne Inc.	3,990	285,365
	Digital Realty Trust, Inc.	2,560	385,177
	Equinix, Inc.	748	600,345
	Extra Space Storage Inc.	1,770	289,961
	Life Storage, Inc.	3,000	322,050
	Public Storage	2,290	688,580
	VICI Properties Inc.	3,880	120,358
			2,996,549
		Total Real Estate	13,646,668
	TOTAL COMMON STOCK – (Identified cost $9,689,100)		13,731,064
SHORT-TERM INVESTMENTS – (4.83%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $148,000 (collateralized by: U.S. Government agency obligation in a pooled cash account, 3.625%, 04/15/28, total market value $150,960)	$148,000	148,000
	StoneX Financial Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $412,000 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.50%, 08/01/21-05/20/71, total market value $420,240)	412,000	412,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $148,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-2.50%, 06/01/31-01/01/51, total market value $150,960)	148,000	148,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $708,000)		708,000
	Total Investments – (98.38%) – (Identified cost $10,397,100)		14,439,064
	Other Assets Less Liabilities – (1.62%)		238,342
		Net Assets – (100.00%)	$14,677,406

*	Non-income producing security.

See Notes to Financial Statements

7

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2021 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$14,439,064
Cash	227
Receivables:
Capital stock sold	243,039
Dividends and interest	39,043
Prepaid expenses	160
Total assets	14,721,533
LIABILITIES:
Payables:
Capital stock redeemed	16,021
Accrued audit fees	7,974
Accrued custodian fees	4,330
Accrued investment advisory fees	9,208
Other accrued expenses	6,594
Total liabilities	44,127
NET ASSETS	$14,677,406
SHARES OUTSTANDING	863,399
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$17.00
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$863
Additional paid-in capital	10,906,863
Distributable earnings	3,769,680
Net Assets	$14,677,406
*Including:
Cost of investments	$10,397,100

See Notes to Financial Statements

8

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2021 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends		$173,251
Interest		161
Total income		173,412
Expenses:
Investment advisory fees (Note 3)	$35,149
Custodian fees	4,341
Transfer agent fees	3,440
Audit fees	9,373
Legal fees	141
Accounting fees (Note 3)	1,002
Reports to shareholders	4
Directors’ fees and expenses	3,570
Registration and filing fees	2
Miscellaneous	6,890
Total expenses		63,912
Net investment income		109,500
REALIZED & UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Investment transactions		284,418
Net realized gain		284,418
Net increase in unrealized appreciation		2,108,650
Net realized and unrealized gain on investments		2,393,068
Net increase in net assets resulting from operations		$2,502,568

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
OPERATIONS:
Net investment income	$109,500	$150,299
Net realized gain (loss) from investments and foreign currency transactions	284,418	(698,208)
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	2,108,650	(851,809)
Net increase (decrease) in net assets resulting from operations	2,502,568	(1,399,718)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(83,447)	(283,607)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	631,984	(1,104,053)
Total increase (decrease) in net assets	3,051,105	(2,787,378)
NET ASSETS:
Beginning of period	11,626,301	14,413,679
End of period	$14,677,406	$11,626,301

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
June 30, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation) and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The COVID-19 pandemic has caused market disruptions on a global scale and the long-term impact is uncertain. The aforementioned disruptions may adversely affect the value and liquidity of the Fund’s investments and thus Fund performance. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Consumer Discretionary	$84,396	$–	$–	$84,396
Real Estate	13,646,668	–	–	13,646,668
Short-Term Investments	–	708,000	–	708,000
Total Investments	$13,731,064	$708,000	$–	$14,439,064

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2021, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2017.

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - (Continued)

Capital losses will be carried forward to future years if not offset by gains. At December 31, 2020, the Fund had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

Capital Loss Carryforwards
Character
Short-term	$134,190
Long-term	407,630
$541,820

At June 30, 2021, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$4,082,660
Unrealized depreciation	(220,410)
Net unrealized appreciation	$3,862,250
Aggregate cost	$10,576,814

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, excise tax payments, Directors’ deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended June 30, 2021 were $1,604,992 and $1,542,852, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2022; after that date, there is no assurance that expenses will be capped. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2021 amounted to $1,002.

NOTE 4 - CAPITAL STOCK

At June 30, 2021, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2021 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	103,790	5,092	(72,890)	35,992
Value:	$1,667,932	$83,447	$(1,119,395)	$631,984

	Year ended December 31, 2020
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	69,885	22,331	(183,511)	(91,295)
Value:	$988,516	$283,607	$(2,376,176)	$(1,104,053)

14

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2021	Year ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$14.05	$15.69	$13.02	$14.85	$14.36	$13.31
Income (Loss) from Investment Operations:
Net Investment Income[a]	0.13	0.17	0.28	0.30	0.22	0.18
Net Realized and Unrealized Gains (Losses)	2.92	(1.48)	3.06	(1.01)	0.96	1.11
Total from Investment Operations	3.05	(1.31)	3.34	(0.71)	1.18	1.29
Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.27)	(0.15)	(0.41)	(0.18)	(0.24)
Distributions from Realized Gains	–	(0.06)	(0.52)	(0.71)	(0.51)	–
Total Dividends and Distributions	(0.10)	(0.33)	(0.67)	(1.12)	(0.69)	(0.24)
Net Asset Value, End of Period	$17.00	$14.05	$15.69	$13.02	$14.85	$14.36
Total Return[b]	21.74%	(8.08)%	25.74%	(4.82)%	8.25%	9.70%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$14,677	$11,626	$14,414	$12,564	$15,602	$17,855
Ratio of Expenses to Average Net Assets:
Gross	1.00%[c]	1.04%	0.97%	1.00%	0.93%	0.87%
Net[d]	1.00%[c]	1.00%	0.97%	1.00%	0.93%	0.74%
Ratio of Net Investment Income to Average Net Assets	1.71%[c]	1.28%	1.83%	2.07%	1.50%	1.29%
Portfolio Turnover Rate[e]	13%	24%	15%	40%	22%	55%

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

[c]	Annualized.

[d]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[e]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

15

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2021. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Real Estate Portfolio (the “Fund”) and its shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements
The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of the Fund on an absolute basis, as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether the Fund:
1.	Achieves satisfactory investment results over the long-term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
In aggregate, Davis Advisors, employees of Davis Advisors, and the Davis family have made significant investments in the Davis Funds. The Independent Directors considered that these investments tend to align Davis Advisors’, Davis Advisors’ employees’, and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.
The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability and integrity of its senior management and other personnel.

16

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.
The Independent Directors reviewed the management fee schedule for the Fund, the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fee schedule should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Fund.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Davis Funds, the Independent Directors noted that the range of services provided to the Davis Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Davis Funds and Davis Advisors’ other lines of business.
The Independent Directors noted that Davis Real Estate Portfolio underperformed its benchmark, the Wilshire U.S. Real Estate Securities Index (the “Wilshire U.S. RESI”), over the three-, ten-year, and since inception time periods, but outperformed the Wilshire U.S. RESI over the one- and five-year time periods, all periods ended February 28, 2021.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper real estate funds underlying variable insurance products (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and the relevant Lipper Index over the four- and five-year time periods, underperformed both over the one-, two-, and three-year time periods, performed in line with the Performance Universe Average over the ten-year time period, and outperformed the relevant Lipper Index over the ten-year time period, all periods ended December 31, 2020.
The Independent Directors also reviewed the Fund’s performance versus both the Wilshire U.S. RESI and the Morningstar U.S. Insurance Real Estate category when measured over rolling five- and ten-year time frames. The Fund outperformed the Wilshire U.S. RESI in 3 out of 18 rolling five-year time periods and outperformed the Morningstar U.S. Insurance Real Estate category in 6 out of 18 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2020. The Fund underperformed the Wilshire U.S. RESI in 13 out of 13 rolling ten-year time periods, and outperformed the Morningstar U.S. Insurance Real Estate category in 1 out of 13 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2020.
The Independent Directors considered Davis Real Estate Portfolio’s management fee and total expense ratio. They observed that both were reasonable and below the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has agreed to cap expenses through May 1, 2022.

17

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Real Estate Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fee for Davis Real Estate Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

18

DAVIS REAL ESTATE PORTFOLIO	Liquidity Risk Management Program

Following is a description of the operation and effectiveness of the Liquidity Risk Management Program (“LRMP”) that was adopted by the Board of Directors (the “Board”) in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Liquidity Rule is meant to promote effective liquidity risk management practices in order to reduce the likelihood that a fund would be unable to meet its redemption obligations.

The Board has appointed Davis Selected Advisers, L.P. (the “Adviser”) to serve as the Administrator of the LRMP, subject to the supervision of the Board. The Adviser has engaged a third party to perform certain functions, including the production of liquidity classification model information.

The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis. This monitoring includes a review of the Fund’s liquidity risk based on a variety of factors including the Fund’s (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Fund is currently classified as a Fund that primarily holds highly liquid investments. The LRMP includes the classification, no less than monthly, of the Fund’s investments into one of four liquidity classifications as provided for in the Liquidity Rule.

At a recent meeting of the Fund’s Board of Directors, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from April 1, 2020 through March 31, 2021. The report concluded that the LRMP is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

19

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational and
media company); Director, Colfax Corp. (engineering
and manufacturer of pumps and fluid handling
equipment); Director, Cable ONE Inc. (cable service
provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Lead Independent Director, Fifth Third Bancorp (diversified financial services).
Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Senior Attorney, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

20

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent director Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this Form N-CSR

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Directors.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 11, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 11, 2021

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: August 11, 2021